Share-based Compensation - LTIP (Details) - LTIP - USD ($) $ in Thousands							3 Months Ended		12 Months Ended
	Dec. 14, 2018	Aug. 06, 2018	Dec. 15, 2017	Aug. 02, 2017	Mar. 15, 2017	Oct. 19, 2015	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Mar. 24, 2016
Share-based Compensation
Awards forfeited							37,000	59,000
Shared-based Compensation Award, Performance
Share-based Compensation
Maximum cash amount per annum	$ 1,500	$ 100	$ 500	$ 6,000	$ 400	$ 1,800				$ 300
Number of business days for vesting after publication date of annual report					1 day	1 day
Number of years after the covered financial year to which the LTIP award relates	2 years	2 years	2 years	2 years		2 years
Vesting percentage on first anniversary										25.00%
Vesting percentage on second anniversary										25.00%
Vesting percentage on third anniversary										25.00%
Vesting percentage on fourth anniversary										25.00%
Number of business days for vesting after announcement of group's annual results	2 days	2 days	2 days	2 days
Ordinary Shares
Ordinary Shares Purchased and Held by Trustee - Number of treasury shares
As at January 1							1,121,030	559,775	559,775
Purchased							60,430		795,005
Vested							(240,150)		(233,750)
As at December 31							941,310		1,121,030
Ordinary Shares Purchased and Held by Trustee - Cost
As at January 1							$ 6,677	$ 1,957	$ 1,957
Purchased							346		5,451
Vested							(944)		(731)
As at December 31							$ 6,079		$ 6,677